UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  9/30/2012
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   02-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  11/12/2012

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: $159616

    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----
AT&T Corp                    COM       001957109    1251      33171   SH          SOLE             33171    0      0
Abbott Labs                  COM       002824100     320       4666   SH          SOLE              4666    0      0
Adobe Systems Inc            COM       00724F101    2958      91196   SH          SOLE             91196    0      0
Akamai Technologies          COM       00971T101    4057     106043   SH          SOLE            106043    0      0
Amazon Com Inc.              COM       023135106     225        886   SH          SOLE               886    0      0
American Express             COM       025816109     895      15742   SH          SOLE             15742    0      0
American States Water Co.    COM       029899101     100       2250   SH          SOLE              2250    0      0
Invesco  Ltd                 COM       033203250    3379     135215   SH          SOLE            135215    0      0
Apple Computer               COM       037833100    1901       2849   SH          SOLE              2849    0      0
Automatic Data Processing    COM       053015103     252       4299   SH          SOLE              4299    0      0
BP PLC-Spons ADR             COM       055622104     174       4100   SH          SOLE              4100    0      0
Berkshire Hathaway Inc Class COM       084670207     110       1250   SH          SOLE              1250    0      0
BHP Billiton Ltd ADR         COM       088606108     108       1576   SH          SOLE              1576    0      0
Boeing Co.                   COM       097023105     155       2227   SH          SOLE              2227    0      0
Brown & Brown Inc            COM       115236101    2439      93538   SH          SOLE             93538    0      0
CVS Corporation              COM       126650100     920      19000   SH          SOLE             19000    0      0
Cavium Networks, Inc.        COM       14964U108    1676      50301   SH          SOLE             50301    0      0
Chevron Corp.                COM       166764100    5912      50719   SH          SOLE             50719    0      0
Cisco Systems Inc.           COM       17275R102    3650     191145   SH          SOLE            191145    0      0
Coca-Cola                    COM       191216100    1009      26600   SH          SOLE             26600    0      0
Colgate Palmolive            COM       194162103    3808      35519   SH          SOLE             35519    0      0
Costco Wholesale Corp        COM       22160K105    5195      51872   SH          SOLE             51872    0      0
Danaher Corp Del             COM       235851102     341       6190   SH          SOLE              6190    0      0
Diageo PLC-SP ADR            COM       25243Q205    6755      59923   SH          SOLE             59923    0      0
Disney (Walt & Co.)          COM       254687106    3603      68908   SH          SOLE             68908    0      0
Dollar Tree, Inc             COM       256746108     174       3600   SH          SOLE              3600    0      0
Emerson Electric             COM       291011104    3440      71275   SH          SOLE             71275    0      0
Expeditors Intl Wash Inc     COM       302130109    2472      68015   SH          SOLE             68015    0      0
Express Scripts Inc          COM       302182100     355       5671   SH          SOLE              5671    0      0
Exxon Mobil  Corp            COM       30231G102    1052      11502   SH          SOLE        	   11502    0      0
Fastenal Co                  COM       311900104    3644      84760   SH          SOLE             84760    0      0
General Electric             COM       369604103     298      13119   SH          SOLE             13119    0      0
Google Inc. - Cl A           COM       38259P508     837       1109   SH          SOLE              1109    0      0
Halliburton Co.              COM       406216101     101       3000   SH          SOLE              3000    0      0
Hess Corporation             COM       42809H107    1613      30035   SH          SOLE             30035    0      0
Hewlett Packard              COM       428236103     391      22890   SH          SOLE             22890    0      0
Intel Corp.                  COM       458140100    2562     113101   SH          SOLE            113101    0      0
Int'l Business Machines      COM       459200101    2650      12776   SH          SOLE             12776    0      0
Lindsay Corporation          COM       535555106    2765      38413   SH          SOLE             38413    0      0
Lowes Companies  Inc.        COM       548661107     759      25096   SH          SOLE             25096    0      0
McDonald's Corp              COM       580135101    1091      11889   SH          SOLE             11889    0      0
Medtronic Inc.               COM       585055106     207       4800   SH          SOLE              4800    0      0
Microsoft Corp               COM       594918104    3030     101800   SH          SOLE            101799    0      0
National Oilwell Varco INC   COM       637071101     510       6372   SH          SOLE              6372    0      0
Novartis A G Spon ADR        COM       66987V109    3310      54024   SH          SOLE             54024    0      0
Nucor Corporation            COM       670346105    2845      74365   SH          SOLE             74365    0      0
Oracle Corp.                 COM       68389X105    4753     151074   SH          SOLE            151074    0      0
Paychex Inc.                 COM       704326107    4828     145017   SH          SOLE            145017    0      0
Pepsico Inc.                 COM       713448108     207       2928   SH          SOLE              2928    0      0
Power Integrations           COM       739276103    2876      94436   SH          SOLE             94436    0      0
Praxair Inc                  COM       74005P104    4088      39352   SH          SOLE             39352    0      0
Procter & Gamble Co.         COM       742718109     167       2402   SH          SOLE              2402    0      0
Qualcomm Inc                 COM       747525103     296       4731   SH          SOLE              4731    0      0
Royal Dutch Shell PLC        COM       780259107    4107      57602   SH          SOLE             57602    0      0
Schlumberger Ltd             COM       806857108    3995      55232   SH          SOLE             55232    0      0
Materials Select Sector SPDR COM       81369Y100     464      12610   SH          SOLE             12610    0      0
Healthcare SPDR              COM       81369Y209     872      21730   SH          SOLE             21730    0      0
Consumer Staples SPDR        COM       81369Y308     915      25546   SH          SOLE             25546    0      0
Consumer Disc SPDR           COM       81369Y407     538      11500   SH          SOLE             11500    0      0
Energy Select SPDR           COM       81369Y506     924      12589   SH          SOLE             12589    0      0
Financial Select Sector      COM       81369Y605     531      34089   SH          SOLE             34089    0      0
Industrial Sector SPDR       COM       81369Y704     853      23352   SH          SOLE             23352    0      0
Technology Sector SPDR       COM       81369Y803    1985      64395   SH          SOLE             64395    0      0
Utilities Sector SPDR        COM       81369Y886    4474     122953   SH          SOLE            122953    0      0
J.M. Smucker                 COM       832696405    4043      46831   SH          SOLE             46831    0      0
State Street Corp            COM       857477103     105       2500   SH          SOLE              2500    0      0
GOLD Trust ETF               COM       863307104    1383       8045   SH          SOLE              8045    0      0
Sun Hydraulics Corp          COM       866942105    4611     173548   SH          SOLE            173548    0      0
TJX Companies Inc.           COM       872540109    3291      73474   SH          SOLE             73474    0      0
Thermo Fisher Scientific     COM       883556102    3058      51975   SH          SOLE             51975    0      0
Tocqueville Gold Fund        COM       888894862     128       1710   SH          SOLE            1709.8    0      0
Travelers Companies  Inc.    COM       89417E109    3138      45965   SH          SOLE             45965    0      0
US Bancorp                   COM       902973304    3553     103575   SH          SOLE            103575    0      0
US Bank PFD                  PFD       902973882     120       4500   SH          SOLE              4500    0      0
United Parcel Service        COM       911312106    2370      33120   SH          SOLE             33120    0      0
Varian Medical Systems Inc.  COM       92220P105    3343      55417   SH          SOLE             55417    0      0
Verizon Communications       COM       92343V104    5803     127345   SH          SOLE            127345    0      0
Walgreen Co                  COM       931422109     261       7150   SH          SOLE              7150    0      0
Wells Fargo Cap PFD 7.875%   PFD       94985V202     232       9000   SH          SOLE              9000    0      0
Whole Foods Market           COM       966837106     143       1464   SH          SOLE              1464    0      0
Hexcel Corp                  COM       428291108    1862      77530   SH          SOLE             77530    0      0